Derivative financial instruments, Breakdown of maturities of notional and fair value amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Loss on cash flow hedges	$ 58,381	$ 55,765	$ 67,519
Cap [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	907,752	593,715
Fair value	$ 898	$ 1,619
Cap [Member] | 2020 [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	61,364	43,266
Fair value	$ 59	$ 118
Cap [Member] | Between 1 and 2 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	296,828	45,955
Fair value	$ 255	$ 128
Cap [Member] | Between 2 and 3 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	257,548	49,259
Fair value	$ 305	$ 140
Cap [Member] | Subsequent Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	292,011	455,235
Fair value	$ 280	$ 1,234
Swap [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	1,499,466	2,180,085
Fair value	$ (302,302)	$ (298,744)
Swap [Member] | 2020 [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	120,874	117,574
Fair value	$ (21,042)	$ (18,721)
Swap [Member] | Between 1 and 2 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	249,785	124,908
Fair value	$ (48,276)	$ (19,787)
Swap [Member] | Between 2 and 3 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	276,111	240,570
Fair value	$ (55,220)	$ (21,802)
Swap [Member] | Subsequent Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	852,696	1,697,033
Fair value	$ (177,764)	$ (238,434)
Cash Flow Hedge [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Fair value of financial liabilities	$ 328,184	298,744
Interest Rate Derivatives [Member] | Euros [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	100.00%
Maturity date	2030
Percent of notional amount of debt hedged in next 12 months	100.00%
Percentage of notional amount of debt hedged in year two	75.00%
Interest Rate Derivatives [Member] | Euros [Member] | Bottom of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Average guaranteed interest rates	0.00%
Interest Rate Derivatives [Member] | Euros [Member] | Top of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Average guaranteed interest rates	4.87%
Interest Rate Derivatives [Member] | U.S. Dollars [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Maturity date	2034
Interest Rate Derivatives [Member] | U.S. Dollars [Member] | Bottom of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	72.00%
Average guaranteed interest rates	1.98%
Interest Rate Derivatives [Member] | U.S. Dollars [Member] | Top of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	100.00%
Average guaranteed interest rates	5.27%
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Loss on cash flow hedges	$ (58,381)	(55,765)	$ (67,519)
After-tax result accumulated in equity	96,641	73,797
Fair value of financial liabilities	302,302	298,744
Notes Conversion Option [Member] | Cash Flow Hedge [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Fair value of financial liabilities	$ 25,882	$ 0